Nature of the business - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($) study	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Number of Phase 2 clinical studies | study		2
Cash, cash equivalents and marketable securities		$ 18,900
Working capital		19,800
Accumulated deficit		$ 200,940	$ 189,773
Scenario, Forecast | Subsequent Event
Subsequent Event [Line Items]
Gross proceeds from sale of certain assets	$ 10,000